Earnings/(loss) per Share	12 Months Ended
Dec. 31, 2025
Earnings/(loss) per Share [Abstract]
Earnings/(loss) per Share
13.
Earnings/(loss) per Share
All common shares
issued (including
the restricted
shares issued
under the
Company’s incentive plans
are
the Company’s common stock
and have equal rights to
vote and participate in dividends. The
calculation
of basic earnings per share does not
treat the non-vested shares (not considered participating securities)
as
outstanding
until
the
time/service-based
vesting
restriction
has
lapsed.
The
dilutive
effect
on
unexercised warrants that are
in-the-money, is computed using the treasury stock
method which assumes
that the proceeds
upon exercise of
these warrants are
used to purchase
common shares at
the average
market
price
for
the
period.
Incremental
shares
are
the
number
of
shares
assumed
issued
under
the
treasury stock method weighted for the periods the non-vested shares were outstanding.
In 2025, 2024 and 2023, there
were
38,544 , 2,698,994
and
1,710,513
included in the denominator of the
diluted earnings
per share calculation.
Securities that could
potentially dilute basic
earnings per share
in
the future but were not included in the computation of diluted earnings per share—because their inclusion
would have been anti-dilutive—consist
of any incremental shares
from unexercised warrants
that were out
of
the
money
during
the
reporting
period
and
any
incremental
shares
resulting
from
the
non-vested
restricted share awards.
Net income attributable to common stockholders is adjusted
by the dividends on Series B Preferred Stock
and the gain on warrants with dilutive effect to calculate the diluted earnings per share.
Basic Earnings / (Loss) per Share
2025 2024 2023
Net income $ 17,827 $ 12,746 $ 49,844
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income attributable to common stockholders $ 12,058 $ 6,977 $ 44,075
Weighted average number of common shares, basic 110,459,096 115,956,249 100,166,629
Earnings per common share, basic
$ 0.11 $ 0.06 $ 0.44
Diluted Earnings / (Loss) per Share
2025 2024 2023
Net income $ 17,827 $ 12,746 $ 49,844
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Adjustments for fair value gain on warrants - (719) (1,583)
Adjusted net income attributable to common
stockholders $ 12,058 $ 6,258 $ 42,492
Weighted average number of common shares, basic 110,459,096 115,956,249 100,166,629
Incremental shares from dilutive instruments 38,544 2,698,994 1,710,513
Weighted average number of common shares,
diluted
110,497,640 118,655,243 101,877,142
Earnings per common share, diluted $ 0.11 $ 0.05 $ 0.42